SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

9.     SHARE-BASED COMPENSATION

2006 Stock Option Plan

In December 2006, the Board of Directors of the Group approved the 2006 Incentive Stock Option Plan (the “2006 Plan”). Options under the 2006 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The vesting period of the options vary from nil to four years from the date of grant. The Board of Directors authorized a total of 63,456,083 ordinary shares for issuance under the 2006 Plan. As of December 31, 2011, no options to purchase ordinary shares were available for future grant, and options to purchase 19,240,253 ordinary shares were outstanding.

2008 Stock Option Plan

In January 2008, the Board of Directors of the Group approved the 2008 Stock Option Plan (the “2008 Plan”). Options under the 2008 Plan may be granted for periods of up to ten years and at prices as determined by the Board of Directors. The Board of directors authorized a total of 57,370,401 of ordinary shares for issuance under the 2008 Plan. As of December 31, 2011, options to purchase 10,200,029 ordinary shares were available for future grant, and options to purchase 47,170,372 ordinary shares were outstanding.

2011 Share Incentive Plan

In October 2010, the Board of Directors of the Group approved the 2011 Share Incentive Plan (the “2011 Plan”), under which a maximum of 25,358,047 awards may be issued in the form of restricted shares, options, or share appreciation rights.  As of December 31, 2011, 11,678,047 restricted shares and 10,100,000 share options had been granted under the 2011 Plan.

Option modification

In December 2011, the Board of Directors approved an option modification to reduce the exercise price of 76,110,625 options to the then fair market value of the Company’s ordinary shares underlying such options. All other terms of the share options granted under the 2006 and 2008 stock option plan remain unchanged. In addition to the exercise price reduction, the modified options granted under the 2011 Plan contain performance conditions which may accelerate vesting if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The modification resulted in incremental compensation cost of $1,955,559, of which $1,482,470 was recorded during the year ended December 31, 2011. The remaining $473,089 will be amortized over the remaining vesting period of the modified options, ranging from 2012 to 2014.

The fair value of each option grant, as well as the fair value of option immediately before and after the aforementioned modification, is estimated on the date of grant or modification using the Black-Scholes option pricing model using the assumptions noted below. Expected volatilities are based on the average volatility of comparable companies with the time period commensurate with the expected time period of the options. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the yield of the Chinese Sovereign Bond denominated in US dollar.

Options granted:

	2009	2010	2011
Average risk-free rate of return	2.04% – 2.84%	2.68%	2.16% – 2.27%
Expected term	5.88 years	5.88 years	5.88 years
Volatility rate	56.99% – 59.54%	59.05%	56.33% - 56.37%
Expected dividend yield	—	—	—

Options modified:

	Before Modification	After Modification
Average risk-free rate of return	0.36%-1.43%	0.36%-1.16%
Expected term	2.7-7.0 years	2.7-6.0 years
Volatility rate	51.37%-62.75%	51.37%-63.63%
Expected dividend yield	—	—

A summary of the stock option activity is as follows:

		Weighted-	Weighted-
		average	average	Aggregate
		exercise	remaining	intrinsic
	Shares	price	contractual life	value
Options outstanding at January 1, 2011	73,660,496	$0.28
Granted	14,540,000	$0.61
Forfeited	(11,689,871)	$0.45
Options outstanding at December 31, 2011	76,510,625	$0.16	7.1	$437,204
Options vested or expected to vest	76,020,919	$0.16	7.1	$434,405
Options exercisable	61,383,126	$0.16	6.7	$350,761

The weighted average grant date fair value of options granted during the years ended December 31, 2009, 2010 and 2011 was $0.13, $1.00 and $0.34, respectively.

As of December 31, 2011, there was $5,510,210 of total unrecognized compensation cost related to non-vested options, which is expected to be recognized over a weighted-average period of 2.0 years.

The total intrinsic value of options exercised for the years ended December 31, 2009, 2010 and 2011 was $nil, $3,517,730 and $nil, respectively.

Restricted shares

On October 4, 2011, the Company granted 11,678,047 restricted shares to employees under the 2011 Share Incentive Plan. The restricted shares have a vesting period of three years with the first one-third vesting on the first anniversary from grant date and the remaining two-thirds vesting ratably over eight quarters. Vesting may be accelerated if the Company’s Non-GAAP net income, as defined, reaches certain targets for 2012 or 2013. The Group does not believe vesting under the performance condition is probable and has recognized compensation expense over the three year vesting period. The fair value of the restricted shares was $2,012,795. As of December 31, 2011, there was $1,845,062 in unrecognized compensation cost related to unvested restricted shares which is expected to be recognized over a weighted average vesting period of 2.8 years. The fair value of restricted shares granted and vested during the year ended December 2011 was $0.18. There was no grant of restricted shares prior to January 1, 2011, and there were no forfeitures during the year ended December 31, 2011.

For the years ended December 31, 2009, 2010 and 2011, the Group recorded share-based compensation expense of $2,640,945, $3,345,896 and $4,353,607, respectively.